Movements of Deferred Tax Liabilities (Details) - Accelerated depreciation allowance [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax [Line Items]
Deferred tax liabilities (assets), beginning balance	$ (45)	$ (50)
Credit/(charge) for the year	(11)	5
Deferred tax liabilities (assets), ending balance	$ (56)	$ (45)